OTHER LONG-TERM LIABILITIES (Details 1) $ in Thousands	Jun. 30, 2023 USD ($)
Notes and other explanatory information [abstract]
Lease less than one year	$ 485
Lease one to two years	480
Lease Two to three years	485
Lease three to six years	398
Gross lease liabilities	1,848
Effect of discounting	(135)
Present value of minimum lease payments - total lease liability	1,713
Less: Current portion	(425)
Long-term lease liabilities	$ 1,288